Capital structure and financing, Foreign Currency Risk (Details) € in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 AUD ($)	Jun. 30, 2024 EUR (€) AUD ($)	Jun. 30, 2024 USD ($) AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 € / $	Jun. 30, 2024 $ / $	Jun. 30, 2023 USD ($)
Foreign exchange gain (loss) [Abstract]
Net foreign exchange gain/(loss)				$ 200,000			$ 100,000
Increase (decrease) in financial assets [Abstract]
Base rate	0.6624	0.6624	0.6624
Foreign Currency Risk [Member]
Foreign currency risk [Abstract]
Percentage of revenue denominated in currencies other than AUD	28.00%	28.00%	28.00%	57.00%	57.00%	57.00%	38.00%
Percentage of costs denominated in currencies other than AUD	29.00%	29.00%	29.00%	34.00%	34.00%	34.00%	18.00%
Financial assets					€ (2,087)							$ (30,269)
Financial liabilities								€ (23,819)	$ (94,637)
Foreign exchange gain (loss) [Abstract]
Net foreign exchange gain/(loss)	$ 2,115,000			$ (305,000)
Increase (decrease) in financial assets [Abstract]
Threshold percentage of increase (decrease) in exchange rate	5.00%	5.00%	5.00%
Base rate										0.6237	0.6667
Foreign Currency Risk [Member] | Trade Payables [Member]
Foreign currency risk [Abstract]
Financial liabilities					(419)			(18,388)	(8,255)			(813)
Foreign Currency Risk [Member] | Supplier Finance Arrangement [Member]
Foreign currency risk [Abstract]
Financial liabilities					(4,709)			(7,624)	(1,344)			(414)
Foreign Currency Risk [Member] | Borrowings [Member]
Foreign currency risk [Abstract]
Financial liabilities					0			0	(93,945)			(46,320)
Foreign Currency Risk [Member] | Cash and Cash Equivalents [Member]
Foreign currency risk [Abstract]
Financial assets					632			33	1,588			7,422
Foreign Currency Risk [Member] | Restricted Trust Fund [Member]
Foreign currency risk [Abstract]
Financial assets					0			0	7,284			9,456
Foreign Currency Risk [Member] | Trade Receivables [Member]
Foreign currency risk [Abstract]
Financial assets					2,409			€ 2,160	$ 35			$ 400
Foreign Currency Risk [Member] | 5% Strengthening [Member]
Increase (decrease) in financial assets [Abstract]
Impact on profit after tax		€ 1,191	$ 4,732		104	$ 1,514
Impact on equity		1,191	4,732		104	1,514
Foreign Currency Risk [Member] | 5% Weakening [Member]
Increase (decrease) in financial assets [Abstract]
Impact on profit after tax		(1,191)	(4,732)		(104)	(1,514)
Impact on equity		€ (1,191)	$ (4,732)		€ (104)	$ 1,514